UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Diversified Income Trust
Class A [PDINX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSA-0525

Putnam Diversified Income Trust
Class C [PDVCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSC-0525

Putnam Diversified Income Trust
Class M [PDVMX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class M	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSM-0525

Putnam Diversified Income Trust
Class R [PDVRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSR-0525

Putnam Diversified Income Trust
Class R6 [PDVGX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSR6-0525

Putnam Diversified Income Trust
Class Y [PDVYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$38	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,026,557,140
Total Number of Portfolio Holdings*	933
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 1	38926-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Diversified Income
Trust

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$66,733	$69,638
5.50%, TBA, 4/1/55	32,000,000	32,070,765
5.00%, TBA, 4/1/55	3,000,000	2,951,095
4.50%, TBA, 4/1/55	45,000,000	43,178,906
2.50%, TBA, 4/1/55	7,000,000	5,971,535
		84,241,939
U.S. Government Agency Mortgage Obligations (22.4%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/55	53,000,000	54,657,615
6.00%, TBA, 4/1/55	25,000,000	25,394,956
5.50%, TBA, 4/1/55	84,000,000	83,901,464
5.00%, TBA, 4/1/55	1,000,000	980,207
4.50%, TBA, 4/1/55	20,000,000	19,132,473
4.00%, TBA, 4/1/55	27,000,000	25,160,450
3.50%, TBA, 4/1/55	7,000,000	6,313,705
3.00%, TBA, 4/1/55	6,000,000	5,200,785
2.50%, TBA, 4/1/55	11,000,000	9,148,372
		229,890,027
Total U.S. government and agency mortgage obligations (cost $313,715,146)		$314,131,966
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Bonds
4.375%, 5/15/41 [i]	$253,000	$253,523
2.375%, 5/15/51 [i]	909,000	602,867
U.S. Treasury Notes
2.250%, 11/15/25 [i]	474,000	472,597
0.625%, 11/30/27 [i]	136,000	125,140
Total U.S. treasury obligations (cost $1,454,127)		$1,454,127

MORTGAGE-BACKED SECURITIES (30.6%)*	Principal amount	Value
Agency collateralized mortgage obligations (10.8%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$2,092,494	$449,230
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,264,495	516,998
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	21,604,914	4,920,644
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	1,875,499	392,737
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,315,086	318,456
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,010,116	829,549
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	332,342	5,293
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	608,946	32,769
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,042,966	61,099
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 9/25/50	2,941,558	443,048
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.646%, 7/25/50	26,078,419	3,190,454
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.637%, 8/15/56	1,611,829	222,452
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.637%, 1/15/35	12,988,919	823,065
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 1/25/50	1,811,559	216,259
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.487%, 3/15/44	3,182,034	327,413
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.487%, 8/15/43	5,756,264	588,405
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	354	13
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,264,718	800,107
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	6,859,313	1,446,975
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	9,335,058	1,573,262
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	9,547	1,956
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	409,231	67,785
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	653,769	92,955
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	402,369	57,459

Diversified Income Trust
1

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	$4,571,168	$965,338
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,359,182	536,118
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	12,642,025	1,838,747
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,349,402	487,596
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	33,411	5,831
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	14,804,735	2,326,591
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	12,355,995	1,580,335
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.946%, 4/25/40	2,955,905	317,719
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/48	19,543,041	2,327,472
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/48	23,258,284	2,691,432
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/45	1,134,590	81,790
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 8/25/49	854,187	88,096
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 8/25/49	8,734,225	984,079
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 7/25/49	10,316,949	1,174,983
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 1.446%, 10/25/41	5,849,899	562,301
FRB Ser. 02-W8, Class 1, IO, 0.291%, 6/25/42 W	2,996,191	34,542
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	6,792,429	1,531,275
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	13,995,614	3,353,267
Ser. 18-37, IO, 5.00%, 3/20/48	5,675,339	1,415,643
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,258,483	724,110
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	5,451,250	1,129,771
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	9,319,510	1,785,984
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,222,542	243,379
Ser. 14-132, IO, 5.00%, 9/20/44	3,860,812	844,665
Ser. 12-146, IO, 5.00%, 12/20/42	2,719,194	563,758
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	739,818	138,982
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	4,846,740	1,013,166
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	4,407,471	982,788
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,236,989	251,344
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	6,182,827	1,218,342
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	4,396,702	852,504
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	10,108,087	1,981,052
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	5,970,657	1,051,210
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,105,128	318,775
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	8,968,253	1,197,099
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	5,536,192	845,822
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	4,622,313	890,537
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	19,676,368	3,033,675
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	21,026,229	3,731,156
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	12,522,941	2,059,288
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	8,343,555	1,335,695
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,032,416	152,482
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66 W	34,944,071	1,482,677
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	55,237,775	6,407,957
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	24,604,621	4,086,023
Ser. 16-H22, Class AI, IO, 2.931%, 10/20/66 W	15,509,514	602,250
Ser. 16-H24, Class JI, IO, 2.788%, 11/20/66 W	7,875,164	450,389
Ser. 17-H06, Class BI, IO, 2.43%, 2/20/67 W	21,087,835	669,212
Ser. 17-H02, Class BI, IO, 2.363%, 1/20/67 W	8,618,894	326,759
Ser. 18-H02, Class EI, IO, 2.332%, 1/20/68 W	5,176,267	241,695
Ser. 20-H12, Class IH, IO, 2.321%, 7/20/70 W	38,224,815	2,843,314
Ser. 15-H10, Class BI, IO, 2.319%, 4/20/65 W	12,427,804	557,337
Ser. 17-H06, Class MI, IO, 2.268%, 2/20/67 W	15,385,198	654,933
Ser. 17-H16, Class JI, IO, 2.081%, 8/20/67 W	20,550,899	909,234
Ser. 16-H27, Class EI, IO, 2.08%, 12/20/66 W	11,596,945	439,837
Ser. 18-H15, Class EI, IO, 2.039%, 8/20/68 W	36,120,358	2,100,363
Ser. 17-H16, IO, 1.906%, 8/20/67 W	18,776,021	1,128,383
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 6/20/51	5,107,727	740,048
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 5/20/51	27,448,575	3,712,313

2
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H12, Class AI, IO, 1.863%, 5/20/65 W	$23,129,399	$507,505
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 1.816%, 8/20/48	11,949,566	1,370,744
Ser. 17-H11, Class DI, IO, 1.808%, 5/20/67 W	11,984,397	576,665
Ser. 15-H23, Class BI, IO, 1.797%, 9/20/65 W	24,547,298	512,057
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.766%, 10/20/43	13,353,777	1,416,701
Ser. 17-H12, Class QI, IO, 1.717%, 5/20/67 W	18,413,325	695,140
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 7/20/50	2,032,042	267,644
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 10/20/48	1,082,030	135,284
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 5/20/41	9,923,980	1,048,661
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 2/20/40	2,457,628	268,516
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 4/20/50	2,274,753	303,192
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 8/20/49	1,163,171	143,351
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 7/20/49	1,212,023	147,591
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 12/20/48	17,881,192	2,188,895
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 3/20/44	4,978,862	491,289
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 1/20/44	7,935,778	740,499
Ser. 18-H05, Class BI, IO, 1.647%, 2/20/68 W	37,036,387	1,711,822
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 10/20/49	7,052,793	841,734
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 1/20/49	10,864,475	1,183,544
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67 W	22,162,518	727,192
Ser. 17-H09, IO, 1.221%, 4/20/67 W	20,594,813	642,331
Ser. 17-H10, Class MI, IO, 1.197%, 4/20/67 W	35,353,994	1,097,601
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.166%, 8/20/44	6,870,919	600,375
		110,998,179
Commercial mortgage-backed securities (9.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.332%, 9/15/48 W	255,000	241,556
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57 W	26,430,956	2,243,396
Bank5
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	28,644,023	1,410,610
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57 W	40,183,951	1,854,774
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57 W	8,678,074	186,570
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	641,000	564,957
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52 W	648,000	366,314
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	353,498
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	44,292,754	2,731,061
FRB Ser. 24-5C31, Class XA, IO, 1.061%, 12/15/57 W	10,299,413	451,683
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57 W	12,447,516	934,296
FRB Ser. 22-C14, Class XA, IO, 0.698%, 2/15/55 W	28,886,887	1,014,152
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	629,923	630,900
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	37,203,829	1,861,345
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	14,684,000	351,156
BMO Mortgage Trust
FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	34,257,906	1,741,926
FRB Ser. 24-5C8, Class XA, IO, 1.021%, 12/15/57 W	12,609,986	530,761
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	2,610,000	2,442,939
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	2,149,000	2,102,293
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	1,124,000	1,038,283
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.783%, 9/10/45 W	1,684,516	1,533,002
FRB Ser. 15-GC27, Class D, 4.529%, 2/10/48 W	2,850,277	2,735,638
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	110,015	105,523
FRB Ser. 14-CR16, Class C, 4.751%, 4/10/47 W	389,000	366,028
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47 W	718,317	692,631
FRB Ser. 15-CR27, Class C, 4.444%, 10/10/48 W	298,000	277,290
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,122,171	1,056,058

Diversified Income Trust
3

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	$1,340,651	$1,324,410
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	2,646,000	2,555,381
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,635,078	1,563,473
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	265,000	259,303
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	332,000	326,479
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	700,878	692,386
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	1,232,000	1,009,401
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46 W	1,955,000	1,189,637
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47 W	1,805,155	1,730,502
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,239,695
FRB Ser. 13-CR7, Class D, 4.244%, 3/10/46 W	143,021	136,408
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	300,000	291,318
Ser. 16-C5, Class A5, 3.757%, 11/15/48	1,094,000	1,084,248
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44 W	239,974	230,889
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.09%, 1/25/51	1,820,000	1,895,942
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	4,501,000	4,690,929
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63 W	28,721,760	1,495,568
GS Mortgage Securities Trust
FRB Ser. 14-GC24, Class B, 4.417%, 9/10/47 W	2,418,000	2,261,636
FRB Ser. 15-GC30, Class AS, 3.777%, 5/10/50 W	594,000	581,915
FRB Ser. 19-GC42, Class XA, IO, 0.805%, 9/10/52 W	24,506,303	702,978
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.438%, 9/10/47 W	1,280,000	531,086
FRB Ser. 13-GC13, Class AS, 3.878%, 7/10/46 W	1,224,113	1,202,719
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47 W	241,000	232,138
FRB Ser. 14-C23, Class C, 4.466%, 9/15/47 W	1,184,839	1,112,392
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47 W	858,000	799,821
FRB Ser. 14-C23, Class AS, 4.202%, 9/15/47 W	959,000	937,487
FRB Ser. 13-C12, Class D, 3.86%, 7/15/45 W	965,000	888,398
Ser. 15-C31, Class A3, 3.801%, 8/15/48	1,120,784	1,113,405
Ser. 16-C1, Class A5, 3.576%, 3/17/49	968,000	955,807
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.484%, 2/15/47 W	1,461,000	1,280,594
FRB Ser. 14-C23, Class D, 3.966%, 9/15/47 W	150,000	131,436
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	1,046,000	920,113
Ser. 17-C5, Class A4, 3.414%, 3/15/50	829,449	809,625
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46 W	239,000	58,602
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	3,874,809	168,113
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	2,853,000	2,764,285
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	707,000	689,981
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	3,282,000	2,841,488
Ser. 15-C27, Class AS, 4.068%, 12/15/47	590,000	583,510
Ser. 14-C19, Class C, 4.00%, 12/15/47	759,591	735,584
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.749%, 10/15/46 W	258,000	234,582
FRB Ser. 13-C10, Class F, 3.98%, 7/15/46 W	254,000	19,583
FRB Ser. 13-C9, Class D, 3.804%, 5/15/46 W	265,000	241,222
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.854%, 7/15/51 W	1,592,437	1,484,643
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49 W	1,611,000	1,545,503
FRB Ser. 21-L7, Class XA, IO, 1.082%, 10/15/54 W	6,118,561	276,794

4
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 4.82%, 3/15/45 W	$1,106,161	$1,094,884
FRB Ser. 12-C4, Class E, 4.82%, 3/15/45 W	3,095,000	1,194,918
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.204%, 3/25/50	529,002	538,411
FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	423,421	430,938
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	1,107,587	1,109,326
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	2,390,000	2,326,462
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	4,414,162	335
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59 W	1,938,000	1,910,419
FRB Ser. 15-LC22, Class AS, 4.207%, 9/15/58 W	775,000	769,556
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	859,000	852,143
Ser. 15-C31, Class A4, 3.695%, 11/15/48	2,080,000	2,064,737
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	2,025,000	2,010,294
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	3,856,632	202,157
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	28,579,539	1,107,023
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.507%, 9/15/58 W	140,000	136,348
Ser. 14-LC16, Class D, 3.938%, 8/15/50	3,152,918	380,781
FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46 W	2,548,111	1,448,627
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	300,618
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.293%, 10/15/57 W	564,000	526,912
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	128,000	121,922
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45 W	844,000	803,727
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.404%, 11/15/45 W	186,902	185,551
FRB Ser. 13-C15, Class D, 4.206%, 8/15/46 W	1,957,291	896,165
		98,052,303
Residential mortgage-backed securities (non-agency) (10.2%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	2,298,331	2,345,955
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	2,628,714	1,552,655
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.362%, 10/25/35 W	34,570	28,807
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 4.895%, 9/25/46	3,197,486	2,926,465
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.615%, 11/25/47	1,603,430	1,419,812
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.785%, 3/25/37	4,739,893	4,058,655
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 4.615%, 3/25/37	814,701	697,633
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	162,782	162,932
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	410,000	399,858
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.595%, 8/25/46	1,948,880	1,753,888
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	187,612	182,115
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.135%, 9/25/35	387,594	349,373
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.094%, 11/20/35	380,927	371,222
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.86%, 12/25/35	294,185	185,822
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	2,873,472	2,554,206
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	6,657,914	5,750,887
FRB Ser. 06-OA7, Class 1A1, 3.249%, 6/25/46 W	1,754,615	1,698,731
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 14.954%, 5/25/28	6,308,883	6,650,630
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/28	2,077,906	2,212,601

Diversified Income Trust
5

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.804%, 4/25/28	$4,542,012	$4,727,720
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	1,469,219	1,433,365
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.704%, 2/25/49	841,000	1,027,199
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.84%, 10/25/50	256,000	352,946
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.454%, 10/25/48	2,017,000	2,518,359
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.34%, 3/25/42	4,969,000	5,677,755
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/49	111,000	137,897
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.954%, 3/25/49	242,000	289,265
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 8/25/50	448,000	598,200
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/50	3,318,000	4,418,380
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 13.804%, 6/25/50	239,000	312,088
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 12.804%, 1/25/48	1,340,000	1,591,222
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.204%, 9/25/48	408,000	469,981
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.054%, 3/25/50	500,000	600,798
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.266%, 9/25/47	468,000	499,071
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	236,000	227,641
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	516,383	504,711
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	44,185	43,943
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.704%, 9/25/28	5,923,377	6,495,893
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 10/25/28	7,662,720	8,457,963
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 8/25/28	4,938,482	5,350,038
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/29	441,189	488,299
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.704%, 1/25/29	147,625	161,957
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.704%, 4/25/29	413,868	457,176
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 11.204%, 2/25/40	1,645,000	1,754,188
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 10.34%, 10/25/41	185,000	192,862
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 9.704%, 6/25/39	407,396	425,331
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.84%, 1/25/42	1,471,000	1,538,904
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 9/25/31	243,504	257,206
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.104%, 2/25/40	239,000	249,876
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 7.454%, 1/25/40	126,000	129,042
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	3,600,000	3,674,876

6
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.391%, 11/25/36 W	$4,048,914	$2,823,244
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.795%, 5/25/36	9,105,508	1,948,649
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.745%, 5/25/37	3,663,951	2,051,338
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 4.951%, 5/19/35	10,377,763	3,102,851
JPMorgan Mortgage Trust 144A FRB Ser. 25-2, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 7/25/55	1,176,911	1,177,643
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54 ††	558,920	560,110
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.199%, 2/26/37	107,104	98,177
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	2,450,000	2,470,467
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	256,000	231,343
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	240,000	201,478
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.415%, 10/25/45	67,607	66,061
		105,097,760
Total mortgage-backed securities (cost $332,016,387)		$314,148,242
CORPORATE BONDS AND NOTES (25.9%)*		Principal amount	Value
Basic materials (2.3%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,130,510
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		320,000	324,688
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	469,344
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		2,395,000	2,283,015
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		275,000	272,646
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,260,000	1,192,834
Braskem Idesa SAPI sr. notes Ser. REGS, 7.45%, 11/15/29 (Mexico)		600,000	487,130
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,380,083
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		530,000	544,645
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		625,000	600,369
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		625,000	600,512
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		705,000	710,448
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,391,559
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	992,557
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$1,785,000	1,744,784
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		1,300,000	1,247,454
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 8.25%, 11/29/31 (Nigeria)		750,000	747,039
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		1,240,000	1,207,592
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		428,000	434,403
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		420,000	423,009
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		815,000	812,033
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,600,000	2,696,397
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		775,000	775,665
Webuild SpA sr. unsec. notes 7.00%, 9/27/28 (Italy)	EUR	670,000	790,760
			23,259,476
Capital goods (1.4%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		$205,000	192,134
Ambipar Lux SARL 144A company guaranty sr. unsec. notes 10.875%, 2/5/33 (Brazil)		590,000	605,193
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		1,935,000	2,034,316
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		85,000	77,467
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	1,022,650
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		245,000	257,034
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		2,755,000	2,746,527
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,242,000	1,196,251
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,545,300
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,610,000	1,686,952
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		608,000	649,361
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		375,000	364,178
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	639,278

Diversified Income Trust
7

CORPORATE BONDS AND NOTES (25.9%)* cont.		Principal amount	Value
Capital goods cont.
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		$405,000	$410,668
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		275,000	276,615
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		265,000	266,562
			13,970,486
Communication services (1.7%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		3,045,000	2,948,916
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,968,655
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		2,033,000	1,807,519
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,799,949
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		1,360,000	1,270,502
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,481,239
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$1,535,000	1,628,796
			17,905,576
Consumer cyclicals (5.0%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		1,215,000	1,231,488
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		2,100,000	2,161,908
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		3,175,000	3,219,673
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,300,000	1,199,999
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,682,763
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30		400,000	398,692
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		1,230,000	1,207,115
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,496,851
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	1,435,731
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$2,803,000	2,841,409
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		2,510,000	2,457,094
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,083,596
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$2,630,000	2,668,127
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,470,281
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		900,000	905,873
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		934,000	912,891
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,225,000	1,214,897
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,476,787
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		445,000	463,870
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,460,548
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		1,235,000	1,236,878
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		145,000	146,414
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		1,120,000	1,120,169
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		495,000	486,403
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		1,160,000	1,150,158
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		1,075,000	1,061,486
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		1,650,000	1,657,390
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,650,000	1,483,954
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		2,811,000	2,703,897
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		1,320,000	1,258,836
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,515,065
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$260,000	275,620
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		995,000	1,063,661
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		1,380,000	1,268,835
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		1,145,000	1,087,677
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		440,000	455,614
			50,961,650
Consumer staples (1.1%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,226,000	1,204,574
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		1,295,000	1,257,271
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		1,180,000	1,223,984
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		1,315,000	1,256,970
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		375,000	376,563
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		1,245,000	1,266,385

8
Diversified Income Trust

CORPORATE BONDS AND NOTES (25.9%)* cont.	Principal amount	Value
Consumer staples cont.
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	$815,000	$762,472
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,435,000	2,483,520
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30	533,000	492,335
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	1,491,000	1,416,044
		11,740,118
Energy (3.5%)
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)	1,225,000	1,252,010
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	1,425,000	1,400,121
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	815,000	811,470
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	920,000	945,939
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	670,000	691,924
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	1,800,000	1,790,337
Empresa Nacional del Petroleo 144A sr. unsec. notes 5.95%, 7/30/34 (Chile)	695,000	704,578
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	1,065,000	1,083,406
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	538,000	527,294
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	1,560,000	1,468,794
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	360,000	361,909
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	1,050,000	1,039,301
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	980,000	918,076
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	2,710,000	2,683,738
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28	2,661,000	2,696,671
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)	890,000	864,979
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	432,000	438,728
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)	710,000	534,003
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)	200,000	136,954
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	200,000	169,488
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	2,220,000	2,036,179
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	371,000	326,274
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	1,730,000	1,696,066
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)	1,980,000	1,693,564
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)	770,000	773,407
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	1,264,000	1,188,199
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	1,250,000	1,240,877
Southern Gas Corridor CJSC company guaranty sr. unsec. notes Ser. REGS, 6.875%, 3/24/26 (Azerbaijan)	980,000	990,684
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	705,000	706,224
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29	1,190,000	1,244,728
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	643,125	639,659
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	2,610,000	2,648,904
		35,704,485
Financials (5.7%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	1,175,000	1,196,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	1,805,000	1,786,189
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)	1,185,000	1,251,486
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	3,475,000	3,579,242
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	1,365,000	1,365,983
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	3,025,000	3,118,797
Athene Global Funding 144A notes 5.583%, 1/9/29	1,220,000	1,246,386
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,245,000	1,255,435
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	2,870,000	2,983,363
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	1,275,000	1,263,820
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)	1,205,000	1,250,079
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	109,719
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28	1,200,000	1,252,088
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	650,000	653,069
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	940,000	908,335
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	1,930,000	2,128,157
GA Global Funding Trust 144A notes 4.40%, 9/23/27	1,340,000	1,332,426
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	2,685,000	2,859,982
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	1,155,000	1,214,137

Diversified Income Trust
9

CORPORATE BONDS AND NOTES (25.9%)* cont.		Principal amount	Value
Financials cont.
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		$6,055,000	$6,199,089
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		4,240,000	4,298,897
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32		880,000	897,119
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,970,000	2,971,688
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		1,230,000	1,247,765
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)		1,080,000	1,026,536
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,816,119
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		1,225,000	1,223,779
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	998,537
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		1,058,000	1,077,390
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		585,000	630,099
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		2,520,000	2,500,554
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		2,725,000	2,799,634
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		215,000	211,343
			58,653,457
Government (0.1%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	230,094
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	228,803
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		900,000	917,449
			1,376,346
Health care (1.3%)
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		1,245,000	1,249,186
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		697,000	696,579
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		3,020,000	2,865,968
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,078,454
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		2,650,000	2,690,391
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	1,005,442
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$1,873,000	2,089,856
			13,675,876
Technology (0.9%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,498,706
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	486,403
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		2,675,000	2,521,891
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		1,235,000	1,248,414
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,436,000	1,616,658
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		1,888,000	1,889,566
			9,261,638
Transportation (0.3%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	1,452,155
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	513,913
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		565,000	571,577
			2,537,645
Utilities and power (2.6%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)		640,000	644,743
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,120,768
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)		890,000	907,441
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)		600,000	494,571
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		1,215,000	1,248,234
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		1,185,000	1,245,119
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,442,823
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		750,000	801,275
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		2,455,000	2,484,683
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		1,225,000	1,252,050
FIEMEX Energia — Banco Actinver, S.A., Institucion de Banca Multiple 144A company guaranty sr. bonds 7.25%, 1/31/41 (Mexico)		765,573	758,491
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		1,605,000	1,618,847

10
Diversified Income Trust

CORPORATE BONDS AND NOTES (25.9%)* cont.	Principal amount	Value
Utilities and power cont.
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	$700,000	$689,703
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,200,000	1,240,212
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	750,000	758,036
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	2,815,000	2,705,404
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	1,775,000	1,831,106
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29	2,700,000	2,531,326
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	1,270,000	1,295,515
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	1,560,000	1,482,683
		26,553,030
Total corporate bonds and notes (cost $262,300,004)		$265,599,783
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.7%)*		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$444,493
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	939,419
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)		2,500,000	1,568,315
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		1,936,000	1,418,120
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		500,000	424,663
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,069,262
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	400,000	356,827
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	142,000	136,722
Benin (Republic of) 144A sr. unsec. bonds 8.375%, 1/23/41 (Benin)		$200,000	190,350
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		1,490,000	1,394,830
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		1,030,000	1,155,959
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,002,936
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		3,610,000	3,518,381
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		1,080,000	1,052,974
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		762,000	737,822
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	1,153,000	710,953
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	990,000	844,837
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$600,000	610,020
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		310,000	312,635
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		2,150,000	1,850,269
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	944,312
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		380,000	378,343
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,560,000	1,570,920
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		1,710,000	1,695,807
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	770,545
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		1,050,000	1,080,692
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		400,000	405,476
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	1,280,000	1,224,897
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		$2,762,000	2,462,737
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,321,642
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		840,000	846,300
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	890,863
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)		1,090,000	1,101,990
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 7/31/30 (Ecuador)		169,828	101,268
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)		802,170	394,120
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	910,025
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,078,000	910,957
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,230,000	1,174,873
Egypt (Arab Republic of) 144A sr. unsec. notes 8.625%, 2/4/30 (Egypt)		770,000	746,079
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)		597,000	611,481
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 0.25%, 4/17/30 (El Salvador)		600,000	14,917
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		1,340,000	1,050,778
Ghana (Republic of) 144A sr. unsec. notes zero %, 7/3/26 (Ghana)		43,680	41,082
Ghana (Republic of) 144A sr. unsec. unsub. bonds 5.00%, 7/3/35 (Ghana)		333,360	237,667
Ghana (Republic of) 144A sr. unsec. unsub. notes 5.00%, 7/3/29 (Ghana)		240,440	210,336
Ghana (Republic of) 144A sr. unsec. unsub. notes zero %, 1/3/30 (Ghana)		91,659	70,720
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		3,220,000	3,245,760

Diversified Income Trust
11

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.7%)* cont.		Principal amount	Value
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		$1,440,000	$1,516,068
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)		230,000	227,280
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		1,260,000	1,256,298
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)		1,320,000	1,597,880
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		800,000	798,040
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		765,000	697,411
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		600,000	598,530
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		873,750	858,335
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		370,000	429,385
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		270,000	270,646
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		936,000	865,483
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		550,000	539,014
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		557,000	475,321
Montenegro (Republic of) 144A sr. unsec. notes 4.875%, 4/1/32 (Montenegro)	EUR	800,000	848,234
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		$474,000	393,546
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		539,000	481,378
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		275,000	225,881
Nigeria (Government of) sr. unsec. unsub. notes Ser. MTN REGS, 7.375%, 9/28/33 (Nigeria)		500,000	423,102
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 8.375%, 3/24/29 (Nigeria)		940,000	909,701
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		990,000	952,172
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		4,167,000	4,282,359
Panama (Republic of) sr. unsec. unsub. bonds 8.00%, 3/1/38 (Panama)		300,000	309,750
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		990,000	1,025,442
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		700,000	377,300
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		500,000	485,610
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		540,000	477,225
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)		450,000	427,712
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	707,000
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		2,145,000	1,885,777
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		1,330,000	1,368,977
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	770,381
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		550,000	534,265
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	1,000,000	1,001,698
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		$1,550,000	1,298,202
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		100,000	102,255
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		430,000	376,511
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		670,000	647,387
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)		1,500,000	1,233,750
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		260,000	194,569
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		890,000	910,742
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		460,000	474,317
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		2,850,000	2,354,162
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)		700,000	721,786
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,150,000	1,176,802
South Africa (Republic of) sr. unsec. bonds 5.75%, 9/30/49 (South Africa)		800,000	590,039
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		1,000,000	689,935
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)		510,000	436,990
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		800,000	778,120
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		810,000	796,040
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)		900,000	884,250
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		2,590,000	2,827,410
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)		700,000	706,327
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/36 (Ukraine)		497,406	259,874
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/35 (Ukraine)		459,055	241,394
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/34 (Ukraine)		355,122	190,113
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/36 (Ukraine)		188,540	107,872
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/35 (Ukraine)		226,247	125,239
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/34 (Ukraine)		267,727	106,179
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/30 (Ukraine)		71,644	37,192
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)		2,000,000	1,478,410
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,510,000	1,147,917

12
Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.7%)* cont.	Principal amount	Value
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	$940,000	$793,174
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)	430,000	391,928
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)	1,580,000	1,534,082
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	500,000	464,375
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	1,000,000	1,175,000
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)	2,120,000	2,103,511
Total foreign government and agency bonds and notes (cost $99,423,194)		$99,527,429
SENIOR LOANS (5.6%)*c		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.204%, 4/3/28 (Netherlands)	EUR	1,160,000	$1,255,932
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/26/29		$1,293,600	1,282,999
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31		558,600	557,553
			3,096,484
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.805%, 3/18/30		1,906,971	1,910,146
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32		342,504	337,937
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/28/28		997,989	983,019
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28		1,341,102	1,327,940
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30		815,303	814,133
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.799%, 2/28/31		1,094,961	1,090,170
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 1/20/31		1,343,250	1,332,592
			7,795,937
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 1.50%), 9.00%, 4/15/27		1,563,542	1,473,357
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29		2,486,200	2,454,502
			3,927,859
Consumer cyclicals (1.6%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.075%, 1/3/29		530,414	529,290
Banijay US Holding, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 3/1/28		502,519	502,991
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.563%, 1/24/31		1,331,550	1,324,892
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.325%, 10/18/28		2,330,741	2,332,198
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31		1,057,032	1,048,634
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29		1,087,198	1,072,032
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 11/29/30		651,750	650,003
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.438%, 10/27/28		1,374,945	1,263,375
Hunter Douglas, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 1/14/32		1,214,794	1,164,380
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28		1,201,101	1,184,832
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.299%, 3/26/31		552,228	552,919
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29		1,275,338	1,269,491
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.325%, 3/7/31		287,100	285,934
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29		2,935,118	2,852,832
			16,033,803
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28		1,569,465	1,561,421
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30		198,316	197,503
			1,758,924
Energy (0.2%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.299%, 12/31/30		2,204,311	2,201,081
			2,201,081
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.069%, 9/12/31		1,321,667	1,315,058
			1,315,058
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 9/29/28		766,276	765,321
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27		1,950,642	1,946,234
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.325%, 5/6/31		706,450	706,422
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28		1,205,330	1,204,408

Diversified Income Trust
13

SENIOR LOANS (5.6%)*c cont.	Principal amount	Value
Health care cont.
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.072%, 3/10/31	$1,098,900	$1,094,609
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 2/21/31	1,282,082	1,278,512
Phoenix Newco, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 11/15/28	1,317,330	1,315,934
Waystar Technologies, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/22/29	590,865	589,388
		8,900,828
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.00%), 7.309%, 2/3/31	537,441	537,147
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	1,662,832	1,649,604
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.572%, 1/18/29	1,331,550	1,329,885
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	1,171,150	1,088,619
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.323%, 3/1/29	1,308,433	1,252,170
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 8/31/28	1,380,359	1,377,557
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	1,305,138	1,303,839
		8,538,821
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	2,246,324	2,223,332
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 4/5/31	820,875	814,205
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.549%, 2/14/31	1,069,200	1,032,048
		4,069,585
Total senior loans (cost $58,269,081)		$57,638,380
CONVERTIBLE BONDS AND NOTES (3.3%)*		Principal amount	Value
Capital goods (—%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$128,000	$300,448
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29		218,000	231,898
			532,346
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	574,111
			574,111
Consumer cyclicals (0.6%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	579,527
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$242,000	213,868
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27		187,000	247,401
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		202,000	337,542
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		336,000	294,168
Global Payments, Inc. cv. sr. unsec. notes 1.50%, 3/1/31		455,000	430,885
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		281,000	342,118
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		259,000	360,528
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30		555,000	575,813
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28		371,000	363,395
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	391,575
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29		$313,000	306,153
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		430,000	436,235
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29		250,000	238,111
Trip.com Group, Ltd. cv. sr. unsec. notes Ser. MTN, 1.50%, 7/1/27 (China)		617,000	711,499
			5,828,818
Consumer staples (0.4%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28		239,000	332,684
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		341,000	290,617
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30		486,000	508,781
JD.com, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/29 (China)		647,000	748,440
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	581,880
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27		310,000	370,295
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		250,000	368,625
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		368,000	340,630
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28		501,000	612,222
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		308,000	301,840
			4,456,014

14
Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (3.3%)* cont.		Principal amount	Value
Energy (—%)
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29		$243,000	$256,985
			256,985
Financials (0.3%)
Barclays Bank PLC cv. sr. unsec. notes Ser. MSFT, 1.00%, 2/16/29 (United Kingdom)		369,000	365,597
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30		375,000	348,563
Core Scientific, Inc. 144A cv. sr. unsec. notes zero %, 6/15/31		184,000	155,135
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29		533,000	529,162
Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.75%, 9/1/28		211,000	207,516
LEG Properties BV company guaranty cv. sr. unsec. unsub. notes 1.00%, 9/4/30 (Netherlands)	EUR	300,000	318,012
Marathon Digital Holdings, Inc. 144A cv. sr. unsec. notes zero %, 6/1/31		$185,000	132,830
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29		267,000	264,464
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		304	304
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29 R		253,000	332,063
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R		230,000	375,475
			3,029,121
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		322,000	371,588
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	248,481
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		439,000	414,526
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28		392,000	351,232
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31		387,000	333,432
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29		192,000	183,264
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		446,000	571,472
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		202,000	256,557
Integer Holdings Corp. 144A cv. sr. unsec. sub. notes 1.875%, 3/15/30		357,000	361,641
Jazz Investments I, Ltd. 144A company guaranty cv. sr. unsec. notes 3.125%, 9/15/30 (Ireland)		345,000	384,158
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		260,000	367,575
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29		277,000	377,413
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	192,850
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28		230,000	224,940
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27		229,000	213,199
			4,852,328
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		342,000	334,220
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)		666,000	951,881
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		290,000	263,465
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29		419,000	404,754
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29		646,000	564,281
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29		628,000	655,632
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		234,000	327,449
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28		664,000	615,196
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30		340,000	319,005
MicroStrategy, Inc. cv. sr. unsec. notes 0.875%, 3/15/31		144,000	203,688
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/30		387,000	369,802
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30		357,000	322,014
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29		460,000	487,153
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		199,000	190,841
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		546,000	472,317
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29		253,000	308,573
Parsons Corp. cv. sr. unsec. notes 2.625%, 3/1/29		220,000	220,330
Progress Software Corp. cv. sr. unsec. sub. notes 3.50%, 3/1/30		245,000	258,475
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		700,000	844,113
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)		400,000	676,100
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27		589,000	683,240
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		280,000	334,516
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		400,000	377,901
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		363,000	444,111
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29		282,000	336,461
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		434,000	97,650
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28		271,000	252,775
			11,315,943

Diversified Income Trust
15

CONVERTIBLE BONDS AND NOTES (3.3%)* cont.		Principal amount	Value
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	$429,774
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	494,561
			924,335
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28		$406,000	450,051
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		131,000	305,279
PG&E Corp. cv. sr. notes 4.25%, 12/1/27		677,000	716,943
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28		591,000	662,807
			2,135,080
Total convertible bonds and notes (cost $33,499,242)			$33,905,081
INVESTMENT COMPANIES (1.6%)*	Shares	Value
Franklin Ultra Short Bond ETF Ω	663,780	$16,607,776
Total investment companies (cost $16,510,902)		$16,607,776
SHORT-TERM INVESTMENTS (21.7%)*	Principal amount/Shares	Value
Air Lease Corp. commercial paper 4.909%, 4/1/25	$3,710,000	$3,709,512
Alexandria Real Estate Equities, Inc. commercial paper 4.648%, 4/4/25	2,890,000	2,888,543
Alimentation Couche-Tard, Inc. commercial paper 4.662%, 4/9/25 (Canada)	2,670,000	2,666,937
Alimentation Couche-Tard, Inc. commercial paper 4.655%, 4/15/25 (Canada)	3,580,000	3,573,140
Alimentation Couche-Tard, Inc. commercial paper 4.574%, 4/7/25 (Canada)	2,650,000	2,647,638
Autonation, Inc. commercial paper 4.751%, 4/1/25	6,660,000	6,659,076
Boston Properties LP commercial paper 4.626%, 5/5/25	2,600,000	2,588,360
Boston Properties LP commercial paper 4.608%, 4/7/25	2,730,000	2,727,588
Boston Properties LP commercial paper 4.583%, 4/3/25	2,470,000	2,469,066
Broadcom, Inc. commercial paper 4.589%, 4/9/25	2,080,000	2,077,650
Broadcom, Inc. commercial paper 4.575%, 4/17/25	4,000,000	3,991,426
CVS Health Corp. commercial paper 4.754%, 4/4/25	2,510,000	2,508,681
Enbridge US, Inc. commercial paper 4.584%, 4/21/25	2,500,000	2,493,348
Fidelity National Information Services, Inc. commercial paper 4.648%, 4/9/25	3,170,000	3,166,419
FMC Corp. commercial paper 5.001%, 4/1/25	3,335,000	3,334,532
Glencore Funding, LLC commercial paper 4.577%, 4/22/25	6,595,000	6,576,839
Glencore Funding, LLC commercial paper 4.572%, 4/2/25	3,768,000	3,767,061
HP, Inc. commercial paper 4.614%, 4/1/25	3,600,000	3,599,544
Kinder Morgan, Inc. commercial paper 4.668%, 4/17/25	2,150,000	2,145,133
Marsh & McLennan Cos., Inc. commercial paper 4.641%, 4/23/25	2,940,000	2,931,422
Marsh & McLennan Cos., Inc. commercial paper 4.638%, 4/17/25	2,940,000	2,933,682
Mid-America Apartments LP commercial paper 4.693%, 4/9/25	1,755,000	1,753,018
National Grid North America, Inc. commercial paper 4.573%, 4/22/25	2,576,000	2,568,815
Plains All American Pipeline LP commercial paper 4.604%, 4/2/25	3,605,000	3,604,097
Plains All American Pipeline LP commercial paper 4.574%, 4/7/25	3,595,000	3,591,837
Protective Life Corp. commercial paper 4.600%, 4/23/25	3,280,000	3,270,398
Putnam Short Term Investment Fund Class P 4.53% L	Shares 99,927,718	99,927,718
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 10,779,000	10,779,000
Targa Resources Corp. commercial paper 4.722%, 4/3/25	$2,365,000	2,364,040
Targa Resources Corp. commercial paper 4.601%, 4/1/25	7,770,000	7,768,953
U.S. Treasury Bills 4.312%, 4/8/25 # Δ	4,700,000	4,696,124
U.S. Treasury Bills 4.300%, 4/22/25 Δ Ф	2,900,000	2,892,818
UDR, Inc. commercial paper 4.683%, 4/8/25	2,072,000	2,069,915
UDR, Inc. commercial paper 4.558%, 4/4/25	2,670,000	2,668,660

16
Diversified Income Trust

SHORT-TERM INVESTMENTS (21.7%)* cont.	Principal amount	Value
Vulcan Materials Co. commercial paper 4.663%, 4/10/25	$3,020,000	$3,016,184
Vulcan Materials Co. commercial paper 4.662%, 4/9/25	2,520,000	2,517,135
Total short-term investments (cost $222,957,210)		$222,944,309
TOTAL INVESTMENTS
Total investments (cost $1,340,145,293)	$1,325,957,093
Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
Key to holding’s abbreviations
bp	Basis Points
CJSC	Closed Joint Stock Company
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,026,557,140.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Ω	Affiliated company (Note 5).
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $701,368 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,690,470 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $115,699 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Diversified Income Trust
17

[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $71,735,690) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/18/25	$131,103	$131,526	$423
	Canadian Dollar	Sell	4/16/25	16,342	16,359	17
	Euro	Sell	6/18/25	1,243,546	1,232,895	(10,651)
	Japanese Yen	Buy	5/21/25	2,805,207	2,766,522	38,685
	New Zealand Dollar	Sell	4/16/25	93,994	92,179	(1,815)
	Norwegian Krone	Sell	6/18/25	170,356	165,287	(5,069)
	Swedish Krona	Sell	6/18/25	1,278,928	1,274,172	(4,756)
	Swiss Franc	Buy	6/18/25	272,618	272,216	402
Barclays Bank PLC
	Australian Dollar	Sell	4/16/25	108,736	107,146	(1,590)
	Canadian Dollar	Sell	4/16/25	412,100	412,590	490
	Euro	Sell	6/18/25	4,155,145	4,118,275	(36,870)
	New Taiwan Dollar	Buy	5/21/25	190,683	192,366	(1,683)
	Norwegian Krone	Sell	6/18/25	80,849	78,411	(2,438)
Citibank, N.A.
	Australian Dollar	Sell	4/16/25	1,141,543	1,125,057	(16,486)
	Euro	Buy	6/18/25	279,312	276,921	2,391
	Norwegian Krone	Sell	6/18/25	740,981	718,464	(22,517)
Goldman Sachs International
	Australian Dollar	Buy	4/16/25	123,859	122,072	1,787
	Canadian Dollar	Sell	4/16/25	45,758	45,810	52
	Euro	Sell	6/18/25	3,982,476	3,949,337	(33,139)
	Japanese Yen	Buy	5/21/25	4,677,007	4,612,068	64,939
	Swiss Franc	Buy	6/18/25	533,375	532,507	868
HSBC Bank PLC
	Australian Dollar	Sell	4/16/25	460,324	463,432	3,108
	British Pound	Sell	6/18/25	91,578	90,894	(684)
	Euro	Sell	6/18/25	1,003,832	995,402	(8,430)
	Japanese Yen	Buy	5/21/25	1,152,267	1,136,611	15,656
	New Zealand Dollar	Sell	4/16/25	14,881	14,924	43
	Norwegian Krone	Sell	6/18/25	129,095	125,224	(3,871)
	Singapore Dollar	Buy	5/21/25	154,925	154,463	462
	Swedish Krona	Sell	6/18/25	434,373	432,608	(1,765)
	Swiss Franc	Buy	6/18/25	179,202	178,788	414

18
Diversified Income Trust

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $71,735,690) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/16/25	$460,317	$463,432	$(3,115)
		Australian Dollar	Sell	4/16/25	460,317	453,647	(6,670)
		New Zealand Dollar	Buy	4/16/25	14,881	14,924	(43)
		New Zealand Dollar	Sell	4/16/25	14,881	14,591	(290)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	2,031,129	2,016,020	(15,109)
		Canadian Dollar	Sell	4/16/25	958,067	958,767	700
		Japanese Yen	Buy	5/21/25	2,571,291	2,535,682	35,609
		Norwegian Krone	Sell	6/18/25	1,159,766	1,124,545	(35,221)
		Swiss Franc	Buy	6/18/25	272,733	272,263	470
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/16/25	2,957,249	2,920,600	(36,649)
		Euro	Sell	6/18/25	5,388,592	5,343,989	(44,603)
		Japanese Yen	Buy	5/21/25	2,635,324	2,601,045	34,279
		New Zealand Dollar	Sell	4/16/25	4,293,679	4,210,167	(83,512)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/16/25	2,183,410	2,125,698	(57,712)
		British Pound	Buy	6/18/25	388,272	390,396	(2,124)
		Canadian Dollar	Sell	4/16/25	3,757,026	3,761,470	4,444
		Euro	Sell	6/18/25	2,062,912	2,039,895	(23,017)
		Hong Kong Dollar	Buy	5/21/25	143,733	143,738	(5)
		Norwegian Krone	Buy	6/18/25	738,510	769,190	(30,680)
		Swedish Krona	Sell	6/18/25	1,347,848	1,342,437	(5,411)
	Toronto-Dominion Bank
		British Pound	Sell	6/18/25	728,106	722,693	(5,413)
		Canadian Dollar	Sell	4/16/25	692,699	693,521	822
		Euro	Sell	6/18/25	5,120,357	5,084,856	(35,501)
		Japanese Yen	Buy	5/21/25	171,987	169,614	2,373
		Norwegian Krone	Sell	6/18/25	997,195	967,167	(30,028)
	UBS AG
		Australian Dollar	Sell	4/16/25	86,364	85,097	(1,267)
		Canadian Dollar	Sell	4/16/25	98,262	98,331	69
		Euro	Sell	6/18/25	1,632,867	1,618,566	(14,301)
		Hong Kong Dollar	Buy	5/21/25	137,466	137,458	8
		New Zealand Dollar	Sell	4/16/25	328,781	322,363	(6,418)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/16/25	99,050	97,587	(1,463)
		British Pound	Sell	6/18/25	2,284,681	2,269,415	(15,266)
		Euro	Sell	6/18/25	130,644	132,000	1,356
	Unrealized appreciation						209,867
	Unrealized (depreciation)						(605,582)
	Total						$(395,715)
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	66	$8,406,178	$8,406,175	Jun-25	$65,892
U.S. Treasury Note Ultra 10 yr (Short)	161	18,374,125	18,374,125	Jun-25	(231,706)
Unrealized appreciation					65,892
Unrealized (depreciation)					(231,706)
Total					$(165,814)

Diversified Income Trust
19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30		$395,350,000	$869,770	$(385,466)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85		263,600,000	(1,093,940)	446,011
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325		17,356,300	(413,948)	35,025
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325		17,356,300	(413,948)	(79,735)
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625		3,244,600	(150,225)	(14,718)
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125		3,244,600	(150,225)	(9,789)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		11,855,700	(1,646,292)	(116,636)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		11,855,700	(1,723,725)	(258,537)
3.165/US SOFR/Mar-52 (Purchased)	Mar-32/3.165		10,920,000	(780,780)	4,510
Citibank, N.A.
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		48,909,700	(552,680)	(109,802)
Deutsche Bank AG
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	(169,282)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	(449,533)
JPMorgan Chase Bank N.A.
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(781,767)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,723,851
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(190,449)
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(112,073)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,569,865
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(676,369)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(642,031)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,439,715
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	31,866,700	(819,168)	(314,390)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	31,866,700	(1,031,710)	(114,123)
Mizuho Capital Markets LLC
3.999/US SOFR/Feb-32 (Purchased)	Feb-27/3.999		$17,000,000	(446,675)	130,254
(3.999)/US SOFR/Feb-32 (Purchased)	Feb-27/3.999		17,000,000	(446,675)	(108,290)
3.884/US SOFR/Jan-38 (Purchased)	Jan-28/3.884		5,225,500	(230,967)	41,976
(4.384)/US SOFR/Jan-38 (Purchased)	Jan-28/4.384		5,225,500	(240,634)	(40,968)
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	6,440,900	(3,526,104)	33,534
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(490,640)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,300,878
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(246,298)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	420,369
Unrealized appreciation					9,145,988
Unrealized (depreciation)					(5,310,896)
Total					$3,835,092
TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $154,830,586) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 4/1/55	$20,000,000	4/21/25	$19,190,625
Uniform Mortgage-Backed Securities, 6.50%, 4/1/55	46,000,000	4/14/25	47,438,684
Uniform Mortgage-Backed Securities, 5.00%, 4/1/55	28,000,000	4/14/25	27,445,788
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	37,000,000	4/14/25	35,395,076
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	27,000,000	4/14/25	25,160,450
Total			$154,630,623

20
Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$2,250,000	$2,959	$(11,913)	3/19/35	3.75% — Annually	US SOFR — Annually	$(9,384)
	504,353,000	1,161,021E	556,264	6/18/27	3.75% — Annually	US SOFR — Annually	(604,756)
	521,244,000	2,991,941E	(1,621,782)	6/18/30	US SOFR — Annually	3.75% — Annually	1,370,159
	5,725,000	32,862E	17,699	6/18/30	3.75% — Annually	US SOFR — Annually	(15,163)
	64,625,000	501,102E	263,667	6/18/35	3.85% — Annually	US SOFR — Annually	(237,435)
	4,817,000	54,380E	(66,060)	6/18/55	US SOFR — Annually	3.85% — Annually	(11,682)
	23,175,000	261,623E	292,963	6/18/55	3.85% — Annually	US SOFR — Annually	31,341
AUD	71,671,000	547,301	(376)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	542,541
AUD	8,370,600	21,873E	(104)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(21,978)
AUD	109,130,000	27,208	42,871	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	84,662
AUD	131,797,400	2,535,997	627,643	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(2,084,128)
AUD	56,299,000	384,043	728,966	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	258,875
AUD	173,635,000	1,468,383	345,965	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	2,132,939
AUD	165,697,200	98,359	(267)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	43,890
AUD	18,025,000	238,706	(262,681)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(22,964)
AUD	36,673,000	36,527E	(8,342)	6/18/27	6 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	28,185
AUD	14,967,000	95,972E	72,059	6/18/35	4.45% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(23,913)
AUD	639,000	5,283E	(9,187)	6/18/55	6 month AUD-BBR-BBSW — Semiannually	4.55% — Semiannually	(3,904)
CAD	31,522,000	23,504E	14,009	6/18/27	Canadian Overnight Repo Rate — Semiannually	2.35% — Semiannually	37,512
CAD	13,140,000	14,254E	(32,662)	6/18/35	2.75% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(46,915)
CHF	6,289,000	129,306E	6,475	6/18/35	Swiss Average Rate Overnight — Annually	0.85% — Annually	135,781
EUR	7,760,000	179,372	(174,430)	3/19/30	1.95% — Annually	6 month EUR-EURIBOR — Semiannually	6,808
EUR	4,984,000	287,816	154,971	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(133,738)
EUR	2,648,000	342,194	113,694	3/19/55	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(229,041)
EUR	32,511,000	125,606E	(31,133)	6/18/27	6 month EUR-EURIBOR — Semiannually	2.35% — Annually	94,473
EUR	10,748,000	85,711E	33,836	6/18/35	6 month EUR-EURIBOR — Semiannually	2.75% — Annually	119,547
EUR	962,000	7,672E	4,164	6/18/35	2.75% — Annually	6 month EUR-EURIBOR — Semiannually	(3,507)
EUR	212,000	1,104E	(2,984)	6/18/55	6 month EUR-EURIBOR — Semiannually	2.65% — Annually	(1,880)
EUR	292,000	1,521E	4,015	6/18/55	2.65% — Annually	6 month EUR-EURIBOR — Semiannually	2,494

Diversified Income Trust
21

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited) cont.
	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	GBP	15,902,000	$28,101E	$(27,478)	6/18/27	Sterling Overnight Index Average — Annually	4.05% — Annually	$623
	GBP	7,539,000	10,634E	4,693	6/18/35	Sterling Overnight Index Average — Annually	4.15% — Annually	(5,941)
	NOK	92,563,000	38,386E	(23,770)	6/18/35	4.15% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(62,156)
	NZD	7,174,000	41,598E	6,543	6/18/35	4.25% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(35,055)
	SEK	87,360,000	20,624E	(34,207)	6/18/35	2.95% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(54,831)
	Total		$983,121		$1,281,459
E	Extended effective date.
OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$13,395,976	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020–01, 9/22/25 — Annually	$100,281
Upfront premium received		—	Unrealized appreciation			100,281
Upfront premium (paid)		—	Unrealized (depreciation)			—
Total	$—		Total			$100,281
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB-/P	$39,713	$253,356	$35,850	5/11/63	300 bp — Monthly	$4,011
CMBX NA BBB–.6 Index	BBB-/P	79,608	576,046	81,511	5/11/63	300 bp — Monthly	(1,567)
CMBX NA BBB–.6 Index	BBB-/P	163,473	1,154,708	163,391	5/11/63	300 bp — Monthly	755
CMBX NA BBB–.6 Index	BBB-/P	155,838	1,192,210	168,698	5/11/63	300 bp — Monthly	(12,165)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	B+/P	803,808	1,880,000	665,144	12/16/72	500 bp — Monthly	140,492
CMBX NA BB.6 Index	BB-/P	1,071,932	3,143,282	725,784	5/11/63	500 bp — Monthly	349,205
CMBX NA BBB–.16 Index	BBB–/P	52,737	232,000	40,159	4/17/65	300 bp — Monthly	12,713
Goldman Sachs International
CMBX NA BB.6 Index	BB-/P	36,630	107,580	24,840	5/11/63	500 bp — Monthly	11,894
CMBX NA BBB–.16 Index	BBB–/P	2,259	11,000	1,904	4/17/65	300 bp — Monthly	361
JPMorgan Securities LLC
CMBX NA BB.10 Index	CCC+/P	47,421	591,000	305,606	5/11/63	500 bp — Monthly	(257,611)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	133,465	1,024,000	69,427	12/16/72	200 bp — Monthly	64,437
CMBX NA A.13 Index	A-/P	136,310	1,024,000	69,427	12/16/72	200 bp — Monthly	67,281
CMBX NA BB.6 Index	BB-/P	1,226	3,059	706	5/11/63	500 bp — Monthly	523
CMBX NA BB.6 Index	BB-/P	71,899	327,839	75,698	5/11/63	500 bp — Monthly	(3,480)

22
Diversified Income Trust

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited) cont.
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	$308,493	$684,000	$241,999	12/16/72	500 bp — Monthly	$67,159
	CMBX NA BB.6 Index	BB-/P	104,672	299,797	69,223	5/11/63	500 bp — Monthly	35,740
	CMBX NA BB.8 Index	CCC-/P	16,251	34,385	17,096	10/17/57	500 bp — Monthly	(811)
	CMBX NA BBB–.16 Index	BBB–/P	32,506	143,000	24,753	4/17/65	300 bp — Monthly	7,836
	Upfront premium received		3,258,241	Unrealized appreciation				762,407
	Upfront premium (paid)		—	Unrealized (depreciation)				(275,634)
	Total	$3,258,241		Total				$486,773
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,977,851)	$4,262,000	$2,203,880	11/17/59	(500 bp) — Monthly	$221,886
	CMBX NA BB.10 Index	(1,412,132)	3,504,000	1,811,918	11/17/59	(500 bp) — Monthly	396,380
	CMBX NA BB.10 Index	(1,407,699)	3,493,000	1,806,230	11/17/59	(500 bp) — Monthly	395,135
	CMBX NA BB.10 Index	(739,113)	1,834,000	948,361	11/17/59	(500 bp) — Monthly	207,466
	CMBX NA BB.8 Index	(16,021)	34,385	17,096	10/17/57	(500 bp) — Monthly	1,042
	CMBX NA BBB–.10 Index	(277,119)	922,000	178,960	11/17/59	(300 bp) — Monthly	(98,697)
	CMBX NA BBB–.6 Index	(1,220,251)	2,325,987	329,127	5/11/63	(300 bp) — Monthly	(892,481)
	CMBX NA BBB–.6 Index	(479,944)	850,333	120,322	5/11/63	(300 bp) — Monthly	(360,117)
	CMBX NA BBB–.8 Index	(433,871)	1,791,420	298,451	10/17/57	(300 bp) — Monthly	(136,465)
	Goldman Sachs International
	CMBX NA BB.10 Index	(59,000)	131,000	67,740	11/17/59	(500 bp) — Monthly	8,612
	Merrill Lynch International
	CMBX NA BB.10 Index	(126,772)	2,228,000	1,152,099	11/17/59	(500 bp) — Monthly	1,023,160
	Morgan Stanley & Co. International PLC
	CMBX NA BBB–.10 Index	(174,616)	540,000	104,814	11/17/59	(300 bp) — Monthly	(70,117)
	Upfront premium received	—	Unrealized appreciation				2,253,681
	Upfront premium (paid)	(8,324,389)	Unrealized (depreciation)				(1,557,877)
	Total	$(8,324,389)	Total				$695,804
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(2,519,953)	$52,253,000	$2,701,480	6/20/30	500 bp — Quarterly	$181,527
	Total	$(2,519,953)		$181,527
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Diversified Income Trust
23

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$579,527	$33,325,554	$—
Corporate bonds and notes	—	265,599,783	—
Foreign government and agency bonds and notes	—	99,527,429	—
Investment companies	16,607,776	—	—
Mortgage-backed securities	—	314,148,242	—
Senior loans	—	57,638,380	—
U.S. government and agency mortgage obligations	—	314,131,966	—
U.S. treasury obligations	—	1,454,127	—
Short-term investments	10,779,000	212,165,309	—
Totals by level	$27,966,303	$1,297,990,790	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(395,715)	$—
Futures contracts	(165,814)	—	—
Forward premium swap option contracts	—	3,835,092	—
TBA sale commitments	—	(154,630,623)	—
Interest rate swap contracts	—	298,338	—
Total return swap contracts	—	100,281	—
Credit default contracts	—	8,950,205	—
Totals by level	$(165,814)	$(141,842,422)	$—

The accompanying notes are an integral part of these financial statements.

24
Diversified Income Trust

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,223,706,673)	$1,209,421,599
Affiliated issuers (identified cost $116,438,620) (Note 5)	116,535,494
Cash	855,783
Dividends, interest and other receivables	10,294,263
Receivable for shares of the fund sold	782,514
Receivable for investments sold	2,848,562
Receivable for sales of TBA securities (Note 1)	130,016,661
Receivable for variation margin on futures contracts (Note 1)	2,141
Receivable for variation margin on centrally cleared swap contracts (Note 1)	6,414,432
Unrealized appreciation on forward currency contracts (Note 1)	209,867
Unrealized appreciation on forward premium swap option contracts (Note 1)	9,145,988
Unrealized appreciation on OTC swap contracts (Note 1)	3,116,369
Premium paid on OTC swap contracts (Note 1)	8,324,389
Deposits with broker (Note 1)	12,330,131
Prepaid assets	56,974
Total assets	1,510,355,167

LIABILITIES
Payable for investments purchased	7,118,271
Payable for purchases of TBA securities (Note 1)	289,195,253
Payable for shares of the fund repurchased	1,356,512
Payable for compensation of Manager (Note 2)	458,043
Payable for custodian fees (Note 2)	65,104
Payable for investor servicing fees (Note 2)	269,156
Payable for Trustee compensation and expenses (Note 2)	567,669
Payable for administrative services (Note 2)	2,050
Payable for distribution fees (Note 2)	159,294
Payable for variation margin on futures contracts (Note 1)	15,081
Payable for variation margin on centrally cleared swap contracts (Note 1)	6,231,440
Unrealized depreciation on forward currency contracts (Note 1)	605,582
Unrealized depreciation on forward premium swap option contracts (Note 1)	5,310,896
Unrealized depreciation on OTC swap contracts (Note 1)	1,833,511
Premium received on OTC swap contracts (Note 1)	3,258,241
TBA sale commitments, at value (proceeds receivable $154,830,586) (Note 1)	154,630,623
Collateral on certain derivative contracts, at value (Notes 1 and 9)	12,233,127
Payable to broker (Note 1)	139,569
Other accrued expenses	348,605
Total liabilities	483,798,027
Net assets	$1,026,557,140

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,819,031,538
Total distributable earnings (Note 1)	(1,792,474,398)
Total — Representing net assets applicable to capital shares outstanding	$1,026,557,140
(Continued on next page)
Diversified Income Trust	25

Statement of assets and liabilities  (continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($487,495,504 divided by 98,657,223 shares)	$4.94
Offering price per class A share (100/96.00 of $4.94)*	$5.15
Net asset value and offering price per class C share ($42,295,068 divided by 8,825,620 shares)**	$4.79
Net asset value and redemption price per class M share ($43,295,645 divided by 9,077,890 shares)	$4.77
Offering price per class M share (100/96.75 of $4.77)***	$4.93
Net asset value, offering price and redemption price per class R share ($1,335,748 divided by 276,934 shares)	$4.82
Net asset value, offering price and redemption price per class R6 share ($21,256,435 divided by 4,389,772 shares)	$4.84
Net asset value, offering price and redemption price per class Y share ($430,878,740 divided by 88,433,936 shares)	$4.87
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
***	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26	Diversified Income Trust

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest (net of foreign tax of $1,537 )	$31,536,200
Dividends (including dividend income of $3,918,739 from investments in affiliated issuers) (Note 5)	3,922,316
Total investment income	35,458,516

EXPENSES
Compensation of Manager (Note 2)	2,785,384
Investor servicing fees (Note 2)	832,228
Custodian fees (Note 2)	65,414
Trustee compensation and expenses (Note 2)	18,832
Distribution fees (Note 2)	983,428
Administrative services (Note 2)	12,164
Other	298,371
Fees waived and reimbursed by Manager (Note 2)	(5,520)
Total expenses	4,990,301
Expense reduction (Note 2)	(16,186)
Net expenses	4,974,115
Net investment income	30,484,401

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(13,027,838)
Foreign currency transactions (Note 1)	(34,107)
Forward currency contracts (Note 1)	1,874,431
Futures contracts (Note 1)	992,373
Swap contracts (Note 1)	(6,737,105)
Written options (Note 1)	1,741,300
Total net realized loss	(15,190,946)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(4,724,055)
Securities from affiliated issuers (Note 5)	96,874
Assets and liabilities in foreign currencies	35,548
Forward currency contracts	577,408
Futures contracts	(81,746)
Swap contracts	4,093,520
Written options	(1,485,558)
Total change in net unrealized depreciation	(1,488,009)
Net loss on investments	(16,678,955)
Net increase in net assets resulting from operations	$13,805,446

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust	27

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Decrease in net assets
Operations
Net investment income	$30,484,401	$64,934,166
Net realized loss on investments and foreign currency transactions	(15,190,946)	(14,838,684)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(1,488,009)	101,433,675
Net increase in net assets resulting from operations	13,805,446	151,529,157
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(67,346,765)	(37,874,341)
Class B	—	(48,109)
Class C	(6,651,766)	(4,053,018)
Class M	(6,557,106)	(3,651,979)
Class R	(157,354)	(95,844)
Class R6	(3,684,340)	(2,201,411)
Class Y	(61,746,000)	(35,838,263)
Increase (decrease) from capital share transactions (Note 4)	26,980,840	(174,141,484)
Total decrease in net assets	(105,357,045)	(106,375,292)
Net assets
Beginning of period	1,131,914,185	1,238,289,477
End of period	$1,026,557,140	$1,131,914,185
*Unaudited.

The accompanying notes are an integral part of these financial statements.

28	Diversified Income Trust

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
March 31, 2025**	$5.60	.15	(.09)	.06	(.72)	—	(.72)	$4.94	1.35*	$487,496	.50*e	2.82*e	372*
September 30, 2024	5.28	.30	.41	.71	(.39)	—	(.39)	5.60	13.93	528,025	1.03[f]	5.55[f]	1,164
September 30, 2023	5.59	.30	(.23)	.07	(.38)	—	(.38)	5.28	1.17	545,289	1.04	5.42	1,325
September 30, 2022	6.41	.29	(.87)	(.58)	(.24)	—	(.24)	5.59	(9.29)	617,526	1.01	4.78	1,163
September 30, 2021	6.45	.25	(.06)	.19	(.20)	(.03)	(.23)	6.41	2.83	817,914.97		3.80	1,277
September 30, 2020	6.99	.25	(.52)	(.27)	(.27)	—	(.27)	6.45	(3.91)	890,025.99		3.78	1,110
Class C
March 31, 2025**	$5.45	.12	(.08)	.04	(.70)	—	(.70)	$4.79	1.01*	$42,295	.88*e	2.45*e	372*
September 30, 2024	5.15	.25	.40	.65	(.35)	—	(.35)	5.45	13.04	54,963	1.78[f]	4.79[f]	1,164
September 30, 2023	5.46	.25	(.22)	.03	(.34)	—	(.34)	5.15	.45	70,547	1.79	4.66	1,325
September 30, 2022	6.27	.23	(.85)	(.62)	(.19)	—	(.19)	5.46	(10.04)	114,682	1.76	3.97	1,163
September 30, 2021	6.31	.20	(.06)	.14	(.16)	(.02)	(.18)	6.27	2.13	218,082	1.72	3.05	1,277
September 30, 2020	6.85	.20	(.52)	(.32)	(.22)	—	(.22)	6.31	(4.70)	325,092	1.74	3.04	1,110
Class M
March 31, 2025**	$5.43	.14	(.09)	.05	(.71)	—	(.71)	$4.77	1.28*	$43,296	.63*e	2.70*e	372*
September 30, 2024	5.13	.28	.40	.68	(.38)	—	(.38)	5.43	13.69	50,461	1.28[f]	5.31[f]	1,164
September 30, 2023	5.45	.28	(.23)	.05	(.37)	—	(.37)	5.13	.79	52,473	1.29	5.11	1,325
September 30, 2022	6.25	.26	(.83)	(.57)	(.23)	—	(.23)	5.45	(9.39)	59,808	1.26	4.48	1,163
September 30, 2021	6.30	.23	(.06)	.17	(.19)	(.03)	(.22)	6.25	2.53	78,270	1.22	3.51	1,277
September 30, 2020	6.84	.23	(.51)	(.28)	(.26)	—	(.26)	6.30	(4.19)	86,104	1.24	3.49	1,110
Class R
March 31, 2025**	$5.48	.14	(.09)	.05	(.71)	—	(.71)	$4.82	1.26*	$1,336	.63*e	2.70*e	372*
September 30, 2024	5.18	.29	.39	.68	(.38)	—	(.38)	5.48	13.55	1,181	1.28[f]	5.37[f]	1,164
September 30, 2023	5.49	.28	(.22)	.06	(.37)	—	(.37)	5.18	.97	1,642	1.29	5.16	1,325
September 30, 2022	6.31	.27	(.86)	(.59)	(.23)	—	(.23)	5.49	(9.62)	1,860	1.26	4.56	1,163
September 30, 2021	6.35	.23	(.05)	.18	(.19)	(.03)	(.22)	6.31	2.67	2,120	1.22	3.56	1,277
September 30, 2020	6.89	.23	(.52)	(.29)	(.25)	—	(.25)	6.35	(4.18)	2,120	1.24	3.52	1,110
Class R6
March 31, 2025**	$5.50	.15	(.08)	.07	(.73)	—	(.73)	$4.84	1.59*	$21,256	.32*e	3.01*e	372*
September 30, 2024	5.20	.32	.39	.71	(.41)	—	(.41)	5.50	14.26	27,421	.66[f]	5.92[f]	1,164
September 30, 2023	5.52	.32	(.23)	.09	(.41)	—	(.41)	5.20	1.44	37,045.67		5.88	1,325
September 30, 2022	6.33	.31	(.86)	(.55)	(.26)	—	(.26)	5.52	(8.88)	25,839.66		5.23	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.22)	(.03)	(.25)	6.33	3.07	24,944.63		4.16	1,277
September 30, 2020	6.92	.27	(.52)	(.25)	(.29)	—	(.29)	6.38	(3.60)	36,162.64		4.14	1,110

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust
29

Financial highlightscont. (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class Y
March 31, 2025**	$5.53	.15	(.08)	.07	(.73)	—	(.73)	$4.87	1.49*	$430,879	.38*e	2.95*e	372*
September 30, 2024	5.22	.31	.40	.71	(.40)	—	(.40)	5.53	14.15	469,863	.78[f]	5.80[f]	1,164
September 30, 2023	5.53	.32	(.24)	.08	(.39)	—	(.39)	5.22	1.41	529,882.79		5.77	1,325
September 30, 2022	6.34	.30	(.86)	(.56)	(.25)	—	(.25)	5.53	(9.04)	767,605.76		5.06	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.21)	(.03)	(.24)	6.34	3.08	1,324,278.72		4.10	1,277
September 30, 2020	6.91	.27	(.52)	(.25)	(.28)	—	(.28)	6.38	(3.60)	1,674,889.74		4.07	1,110
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Reflects a waiver of certain fund expenses in connection with investments in Franklin Ultra Short Bond ETF during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).
[f]	Reflects a waiver of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

30
Diversified Income Trust

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as the fund’s investment manager believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (“TBA”) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M †	Up to 3.25%	None	None
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and

Diversified Income Trust
31

various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

32
Diversified Income Trust

time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $7,943,184 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $4,386,947 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable

Diversified Income Trust
33

securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $318,743 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,373,961 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $3,690,470 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$888,195,282	$733,494,584	$1,621,689,866

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,340,285,819, resulting in gross unrealized appreciation and depreciation of $49,600,666 and $205,937,628, respectively, or net unrealized depreciation of $156,336,962.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts

34
Diversified Income Trust

to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.261% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Franklin Ultra Short Bond ETF, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF. During the reporting period, management fees paid were reduced by $5,520 relating to the fund’s investment in Franklin Ultra Short Bond ETF.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$397,408
Class C	38,108
Class M	36,469
Class R	934
Class R6	6,147
Class Y	353,162
Total	$832,228

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $16,186 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $730, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$624,899
Class C	1.00%	1.00%	$240,777
Class M	1.00%	0.50%	$114,809
Class R	1.00%	0.50%	$2,943
Total			$983,428

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $12,492 and no monies from the sale of class A and class M shares, respectively, and received $68 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $867 on class A redemptions.

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35

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,566,576,137	$3,591,146,317
U.S. government securities (Long-term)	—	—
Total	$3,566,576,137	$3,591,146,317

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	5,398,239	$27,736,838	6,263,333	$34,133,533
Shares issued in connection with reinvestment of distributions	12,303,485	61,121,285	6,333,475	34,380,553
	17,701,724	88,858,123	12,596,808	68,514,086
Shares repurchased	(13,368,587)	(68,551,864)	(21,569,971)	(117,303,098)
Net increase (decrease)	4,333,137	$20,306,259	(8,973,163)	$(48,789,012)
	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	1	$5
Shares issued in connection with reinvestment of distributions	8,839	47,129
	8,840	47,134
Shares repurchased	(279,673)	(1,514,542)
Net decrease	(270,833)	$(1,467,408)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	305,555	$1,557,918	381,135	$2,032,756
Shares issued in connection with reinvestment of distributions	1,271,000	6,121,069	695,659	3,679,934
	1,576,555	7,678,987	1,076,794	5,712,690
Shares repurchased	(2,833,555)	(14,066,349)	(4,693,074)	(24,881,782)
Net decrease	(1,257,000)	$(6,387,362)	(3,616,280)	$(19,169,092)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(217,300)	(1,099,289)	(930,720)	(4,920,517)
Net decrease	(217,300)	$(1,099,289)	(930,720)	$(4,920,517)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	56,640	$274,584	23,960	$128,581
Shares issued in connection with reinvestment of distributions	31,867	154,445	17,730	94,232
	88,507	429,029	41,690	222,813
Shares repurchased	(26,980)	(131,885)	(143,448)	(772,299)
Net increase (decrease)	61,527	$297,144	(101,758)	$(549,486)

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Diversified Income Trust

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	724,703	$3,693,556	2,046,703	$10,863,849
Shares issued in connection with reinvestment of distributions	389,199	1,895,385	225,554	1,202,899
	1,113,902	5,588,941	2,272,257	12,066,748
Shares repurchased	(1,707,173)	(8,363,539)	(4,414,075)	(23,556,441)
Net decrease	(593,271)	$(2,774,598)	(2,141,818)	$(11,489,693)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	12,625,280	$64,898,082	19,068,753	$103,316,724
Shares issued in connection with reinvestment of distributions	11,384,139	55,758,653	5,834,159	31,284,498
	24,009,419	120,656,735	24,902,912	134,601,222
Shares repurchased	(20,547,337)	(104,018,049)	(41,495,372)	(222,357,498)
Net increase (decrease)	3,462,082	$16,638,686	(16,592,460)	$(87,756,276)

* Effective September 5, 2024, the fund terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$221,124,630	$277,410,925	$398,607,837	$3,812,373	$—	$—	$—	99,927,718	$99,927,718
Total Short-term investments	221,124,630	277,410,925	398,607,837	3,812,373	—	—	—	99,927,718	99,927,718
Investment companies
Franklin Ultra Short Bond ETF #	—	16,510,902	—	106,366	—	—	96,874	663,780	16,607,776
Total Investment companies	—	16,510,902	—	106,366	—	—	96,874	663,780	16,607,776
Totals	$221,124,630	$293,921,827	$398,607,837	$3,918,739	$—	$—	$96,874	100,591,498	$116,535,494
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
# Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF (Note 2).

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

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37

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$938,500,000
Written swap option contracts (contract amount)	$409,900,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$87,500,000
OTC interest rate swap contracts (notional)	$5,800,000
Centrally cleared interest rate swap contracts (notional)	$2,153,700,000
OTC total return swap contracts (notional)	$13,600,000
OTC credit default contracts (notional)	$39,700,000
Centrally cleared credit default contracts (notional)	$52,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$11,821,954 *	Payables	$2,771,468
Foreign exchange contracts	Receivables	209,867	Payables	605,582
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	15,532,663 *	Payables, Net assets — Unrealized depreciation	11,565,047 *
Total		$27,564,484		$14,942,097
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$392,522	$392,522
Foreign exchange contracts	—	—	1,874,431	—	$1,874,431
Interest rate contracts	(2,639,089)	992,373	—	(7,129,627)	$(8,776,343)
Total	$(2,639,089)	$992,373	$1,874,431	$(6,737,105)	$(6,509,390)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$2,373,335	$2,373,335
Foreign exchange contracts	—	—	577,408	—	$577,408
Interest rate contracts	(85,234)	(81,746)	—	1,720,185	$1,553,205
Total	$(85,234)	$(81,746)	$577,408	$4,093,520	$4,503,948

38
Diversified Income Trust

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$893,907	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	7,698,150	—	67,612
Centrally cleared credit default contracts §	—	—	5,520,525	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—
Forward currency contracts #	39,527	490	—	—	2,391	—	—	67,646
Forward premium swap option contracts #	4,510	—	—	481,036	—	—	—	—
Total Assets	$44,037	$490	$6,414,432	$481,036	$2,391	$7,698,150	$—	$135,258
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$740,782	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	447,598	—	—	—	—	1,426,067	—	26,634
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	5,490,658	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—
Forward currency contracts #	22,291	42,581	—	—	39,003	—	—	33,139
Forward premium swap option contracts #	375,173	—	—	489,708	109,802	—	618,815	—
Total Liabilities	$845,062	$42,581	$6,231,440	$489,708	$148,805	$1,426,067	$618,815	$59,773
Total Financial and Derivative Net Assets	$(801,025)	$(42,091)	$182,992	$(8,672)	$(146,414)	$6,272,083	$(618,815)	$75,485
Total collateral received (pledged) †##	$(801,025)	$(42,091)	$—	$—	$(121,683)	$6,062,000	$(581,908)	$75,485
Net amount	$—	$—	$182,992	$(8,672)	$(24,731)	$210,083	$(36,907)	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$6,062,000	$—	$110,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(816,798)	$(111,709)	$—	$—	$(121,683)	$—	$(581,908)	$—

Diversified Income Trust
39

	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	100,281
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	1,149,932	—	—	104,499
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	2,141	—	—	—	—
Forward currency contracts #	19,683	—	36,779	—	—	—	—	34,279
Forward premium swap option contracts #	—	—	6,733,431	—	—	172,230	—	33,534
Total Assets	$19,683	$—	$6,770,210	$2,141	$1,149,932	$172,230	$—	$272,593
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	305,032	214,139	—	—	351,998
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	15,081	—	—	—	—
Forward currency contracts #	14,750	10,118	50,330	—	—	—	—	164,764
Forward premium swap option contracts #	—	—	2,831,202	—	—	149,258	—	—
Total Liabilities	$14,750	$10,118	$2,881,532	$320,113	$214,139	$149,258	$—	$516,762
Total Financial and Derivative Net Assets	$4,933	$(10,118)	$3,888,678	$(317,972)	$935,793	$22,972	$—	$(244,169)
Total collateral received (pledged) †##	$—	$—	$3,888,678	$(252,562)	$935,793	$—	$—	$(244,169)
Net amount	$4,933	$(10,118)	$—	$(65,410)	$—	$22,972	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$3,946,000	$—	$981,530	$472,597	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$(252,562)	$—	$—	$(3,990)	$(1,481,655)

40
Diversified Income Trust

	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$893,907
OTC Total return swap contracts *#	—	—	—	—	—	100,281
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	9,020,193
Centrally cleared credit default contracts §	—	—	—	—	—	5,520,525
Futures contracts §	—	—	—	—	—	2,141
Forward currency contracts #	4,444	3,195	77	—	1,356	209,867
Forward premium swap option contracts #	—	—	1,721,247	—	—	9,145,988
Total Assets	$4,444	$3,195	$1,721,324	$—	$1,356	$24,892,902
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$740,782
OTC Total return swap contracts *#	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	2,771,468
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	5,490,658
Futures contracts §	—	—	—	—	—	15,081
Forward currency contracts #	118,949	70,942	21,986	—	16,729	605,582
Forward premium swap option contracts #	—	—	736,938	—	—	5,310,896
Total Liabilities	$118,949	$70,942	$758,924	$—	$16,729	$14,934,467
Total Financial and Derivative Net Assets	$(114,505)	$(67,747)	$962,400	$—	$(15,373)	$9,958,435
Total collateral received (pledged) †##	$(114,505)	$(67,747)	$962,400	$—	$—
Net amount	$—	$—	$—	$—	$(15,373)
Controlled collateral received (including TBA commitments)**	$—	$—	$661,000	$—	$—	$12,233,127
Uncontrolled collateral received	$—	$—	$318,743	$—	$—	$318,743
Collateral (pledged) (including TBA commitments)**	$(192,498)	$(131,657)	$—	$(111,709)	$—	$(3,806,169)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $701,368 and $12,330,131, respectively.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 11: New accounting pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Diversified Income Trust
41

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

42
Diversified Income Trust

© 2025 Franklin Templeton. All rights reserved.	38926-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025